SUBSEQUENT EVENTS (Details) $ in Thousands						1 Months Ended
	Mar. 27, 2024 shares	Jan. 31, 2024	Jan. 29, 2024 USD ($)	Aug. 19, 2022 shares	Jun. 27, 2022 shares	Feb. 29, 2024	Dec. 28, 2023 USD ($)
SUBSEQUENT EVENTS
Number of shares issued | shares				1,556,667	1,120,000
Mining pool operation | Discontinued Operations, Disposed of by Sale [Member]
SUBSEQUENT EVENTS
Consideration							$ 5,000
Mining pool operation | Esport - Win Limited
SUBSEQUENT EVENTS
Consideration							$ 5,000
Subsequent Event
SUBSEQUENT EVENTS
Consideration by retaining		71.37				71.37
Fair value of bitcoins			$ 3,000
Per bitcoin			42
Subsequent Event | Class A Ordinary shares
SUBSEQUENT EVENTS
Number of shares issued | shares	2,291,280